Other non-current assets	12 Months Ended
Dec. 31, 2019
ZHEJIANG TIANLAN
Other non-current assets	Other non-current assets represent deposits for finance leases amounting to approximately RMB17,512,000 in 2018. These amounts were included in deposits for finance leases under note 5 in 2019.